Payden Managed Income Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (26%
)
400,000 Allegro CLO VII Ltd. 2018-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.162%), 7.47%, 6/13/31 (a)(b) $ 392
500,000 Americredit Automobile Receivables Trust 2022-
1, 2.45%, 11/18/26  485
400,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL2 144A, (1 mo. Term Secured Overnight
Financing Rate + 3.064%), 8.29%, 5/15/36 (a)
(b) 360
500,000 BDS Ltd. 2021-FL7 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.914%), 8.14%,
6/16/36 (a)(b) 465
600,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.864%), 8.09%,
2/16/37 (a)(b) 576
250,000 Blackrock European CLO IV DAC 4A 144A,
(3 mo. EURIBOR + 1.300%), 4.96%, 7/15/30
EUR (a)(b)(c) 264
300,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 3.564%), 8.81%,
8/19/38 (a)(b) 267
300,000 CARLYLE U.S. CLO Ltd. 2019-3A 144A, (3 mo.
LIBOR USD + 2.300%), 7.89%, 10/20/32 (a)(b) 297
800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 748
200,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 177
300,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 252
1,600,000 Carvana Auto Receivables Trust 2021-P4,
1.31%, 1/11/27  1,535
800,000 Carvana Auto Receivables Trust 2023-P1 144A,
5.98%, 12/10/27 (a) 798
996,163 CIFC Funding 2017-III Ltd. 2017-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.482%), 6.81%, 7/20/30 (a)(b) 992
1,000,000 CNH Equipment Trust 2021-C, 0.81%,
12/15/26  952
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(c) 272
150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 128
500,000 DLLAA LLC 2023-1A 144A, 5.93%, 7/20/26 (a) 500
382,000 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 360
245,625 Driven Brands Funding LLC 2021-1A 144A,
2.79%, 10/20/51 (a) 203
741,892 Dryden Senior Loan Fund 2015-41A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.232%), 6.54%, 4/15/31 (a)(b) 737
400,000 Exeter Automobile Receivables Trust 2023-3A,
6.11%, 9/15/25  400
950,000 Exeter Automobile Receivables Trust 2023-2A,
5.87%, 11/17/25  949
1,100,000 Exeter Automobile Receivables Trust 2022-1A
144A, 5.02%, 10/15/29 (a) 977
1,001 Exeter Automobile Receivables Trust 2021-1A,
0.00%, 2/15/33 (d) 1,036
838,150 Flatiron CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.980%), 6.30%, 5/15/30 (a)(b) 832
Principal
or Shares Security Description
Value
(000)
400,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 6.92%, 2/23/39 (a)(b) $ 388
300,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 7.32%, 2/23/39 (a)(b) 292
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.400%), 7.74%, 9/15/37 (a)
(b) 573
600,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.750%), 8.09%, 9/15/37 (a)
(b) 568
300,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.864%), 8.09%, 7/15/39 (a)(b) 276
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 4.28%, 9/25/28 (a) 518
600,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 4.39%, 12/26/28 (a) 557
550,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 3.69%, 2/26/29 (a) 484
400,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
6.70%, 2/17/39 (a)(b) 395
515,422 Kubota Credit Owner Trust 2022-2A 144A,
4.07%, 6/17/25 (a) 511
300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 3.750%), 9.09%, 7/15/36 (a)(b) 263
500,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 3.39%, 11/20/50 (a) 452
400,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 392
265,375 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 224
191,343 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 188
119,589 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 7.38%, 5/15/32 (a) 117
500,000 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 11.91%, 8/16/32 (a) 486
850,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 14.59%, 12/15/32 (a) 858
1,000,000 Santander Drive Auto Receivables Trust 2023-2,
5.87%, 3/16/26  999
400,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 382
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 267
348,475 Venture XVII CLO Ltd. 2014-17A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.142%), 6.45%, 4/15/27 (a)(b) 347
1,026,423 Voya CLO Ltd. 2014-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.252%),
6.56%, 4/18/31 (a)(b) 1,021
591,000 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 513
343,000 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 286
Total Asset Backed (Cost - $27,083)
26,311
Bank Loans(e) (1%
)
397,000 Asurion LLC Term Loan B10 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
9.31%, 8/19/28  381

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
249,362 Frontier Communications Corp. Term Loan
B-EXIT 1L, (1 mo. Term Secured Overnight
Financing Rate + 3.750%), 9.09%, 5/01/28  $ 238
165,000 MIC Glen LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.750%),
12.17%, 7/20/29  153
Total Bank Loans (Cost - $780)
772
Corporate Bond (44%
)
Financial  (20%)
225,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(f) 171
200,000 Ally Financial Inc. , 8.00%, 11/01/31  212
300,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.999%), 4.99%, 5/01/26 (b) 297
500,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (b) 500
375,000 American Tower Corp. , 5.50%, 3/15/28  377
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(f) 175
400,000 Banco Santander SA , 5.59%, 8/08/28  400
450,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.774%), 3.71%,
4/24/28 (b) 423
225,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.990%), 6.20%, 11/10/28 (b) 231
350,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.302%), 3.42%,
12/20/28 (b) 323
175,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.630%), 5.20%, 4/25/29 (b) 174
225,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.220%), 2.30%, 7/21/32 (b) 180
225,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (b) 224
500,000 Blackstone Holdings Finance Co. LLC 144A,
5.90%, 11/03/27 (a) 509
250,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  236
200,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  181
350,000 Booking Holdings Inc. , 3.63%, 11/12/28
EUR (c) 383
125,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 7.38%, 3/01/31 (a) 124
500,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.80%,
4/01/31  405
250,000 Cibanco SA Ibm/PLA Administradora Industrial
S de RL de CV , 4.96%, 7/18/29 (g) 236
850,000 Citigroup Inc. , (3 mo. Term Secured Overnight
Financing Rate + 1.652%), 3.67%, 7/24/28 (b) 794
250,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 209
275,000 Crown Castle Inc. , 4.80%, 9/01/28  268
450,000 Digital Realty Trust LP , 5.55%, 1/15/28  449
200,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c) 188
125,000 EquipmentShare.com Inc. 144A, 9.00%,
5/15/28 (a) 124
215,000 Extra Space Storage LP , 2.35%, 3/15/32  170
425,000 General Motors Financial Co. Inc. , 6.05%,
10/10/25  429
Principal
or Shares Security Description
Value
(000)
275,000 General Motors Financial Co. Inc. , 5.80%,
6/23/28  $ 276
375,000 General Motors Financial Co. Inc. , 5.85%,
4/06/30  375
200,000 Global Payments Inc. , 4.88%, 3/17/31 EUR (c) 221
40,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (a) 34
500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.846%), 3.62%,
3/15/28 (b) 470
450,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 379
50,000 Gray Escrow II Inc. 144A, 5.38%, 11/15/31 (a) 35
300,000 Hyundai Capital America 144A, 2.10%,
9/15/28 (a) 253
175,000 Hyundai Capital America 144A, 5.70%,
6/26/30 (a) 174
99,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  87
225,000 Invitation Homes Operating Partnership LP ,
5.45%, 8/15/30  222
230,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (a) 216
700,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.990%), 4.85%, 7/25/28 (b) 691
975,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 1.722%), 4.03%,
7/24/48 (b) 978
275,000 Medline Borrower LP 144A, 5.25%, 10/01/29 (a) 244
850,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 2.240%), 6.30%, 10/18/28 (b) 880
225,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.590%), 5.16%, 4/20/29 (b) 223
450,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.630%), 5.45%, 7/20/29 (b) 451
350,000 Morgan Stanley Bank N.A. , 5.48%, 7/16/25  351
100,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.55%, 12/05/23 GBP (c) 125
225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) 236
125,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.38%, 4/24/30 GBP (c) 107
80,000 Navient Corp. , 5.50%, 3/15/29  69
200,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 152
200,000 Realty Income Corp. , 4.88%, 7/06/30 EUR (c) 224
285,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.249%), 2.49%,
1/06/28 (b) 248
40,000 SBA Communications Corp. , 3.13%, 2/01/29  34
450,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (a) 457
150,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 128
300,000 Synchrony Bank , 5.40%, 8/22/25  289
75,000 Synchrony Financial , 7.25%, 2/02/33  70
475,000 Toronto-Dominion Bank , 5.53%, 7/17/26  477
300,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (b) 309
250,000 VICI Properties LP , 4.38%, 5/15/25  243
200,000 Volkswagen Group of America Finance LLC
144A, 4.75%, 11/13/28 (a) 197
525,000 Warnermedia Holdings Inc. , 3.76%, 3/15/27  492
219,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (b) 214

Principal
or Shares Security Description
Value
(000)
750,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.740%), 5.57%, 7/25/29 (b) $ 754
150,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.020%), 5.39%, 4/24/34 (b) 149
19,926
Industrial  (15%)
125,000 Adient Global Holdings Ltd. 144A, 8.25%,
4/15/31 (a) 129
225,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a)(h) 196
200,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a) 85
100,000 American Airlines Inc. 144A, 7.25%, 2/15/28 (a) 99
175,000 Amgen Inc. , 5.15%, 3/02/28  175
225,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (a) 199
475,000 Ashtead Capital Inc. 144A, 4.25%, 11/01/29 (a) 434
300,000 Ashtead Capital Inc. 144A, 5.95%, 10/15/33 (a) 300
250,000 AT&T Inc. , 5.40%, 2/15/34  246
200,000 Azul Secured Finance LLP 144A, 11.93%,
8/28/28 (a) 202
275,000 Bayer AG , 4.63%, 5/26/33 EUR (c)(g) 308
300,000 Broadcom Inc. 144A, 4.00%, 4/15/29 (a) 278
500,000 C&W Senior Financing DAC , 6.88%,
9/15/27 (g) 454
95,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (a) 81
200,000 Centene Corp. , 3.38%, 2/15/30  172
200,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 185
346,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (g) 319
300,000 Central Parent Inc./CDK Global Inc. 144A,
7.25%, 6/15/29 (a) 297
170,000 Coherent Corp. 144A, 5.00%, 12/15/29 (a) 153
200,000 CSC Holdings LLC 144A, 11.25%, 5/15/28 (a) 198
400,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 387
201,000 Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%,
4/26/28 (a) 210
125,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 4.63%,
1/15/29 (a) 109
175,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 150
55,000 FMG Resources August 2006 Pty Ltd. 144A,
6.13%, 4/15/32 (a) 53
300,000 General Mills Inc. , 3.91%, 4/13/29 EUR (c) 331
125,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 88
275,000 HCA Inc. , 5.20%, 6/01/28  273
275,000 Hewlett Packard Enterprise Co. , 5.25%, 7/01/28  274
200,000 Humana Inc. , 5.75%, 3/01/28  204
255,000 Hyundai Capital America 144A, 2.00%,
6/15/28 (a) 215
150,000 IHO Verwaltungs GmbH , 3.75%, 9/15/26
EUR (c)(g) 157
250,000 Jabil Inc. , 5.45%, 2/01/29  249
77,000 Jabil Inc. , 3.60%, 1/15/30  69
250,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 3.00%, 2/02/29 (a) 215
Principal
or Shares Security Description
Value
(000)
193,000 Kaiser Aluminum Corp. 144A, 4.63%,
3/01/28 (a) $ 174
50,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (a) 41
250,000 MARB BondCo PLC , 3.95%, 1/29/31 (g) 185
325,000 McDonald's Corp. , 0.25%, 10/04/28 EUR (c)(g) 303
110,000 Meritage Homes Corp. 144A, 3.88%, 4/15/29 (a) 98
225,000 NBM U.S. Holdings Inc. , 7.00%, 5/14/26 (g) 221
300,000 NBM U.S. Holdings Inc. , 6.63%, 8/06/29 (g) 280
200,000 Open Text Corp. 144A, 6.90%, 12/01/27 (a) 205
110,000 Open Text Corp. 144A, 3.88%, 12/01/29 (a) 93
575,000 Oracle Corp. , 2.80%, 4/01/27  531
325,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.70%, 2/01/28 (a) 322
575,000 Pfizer Investment Enterprises Pte Ltd. , 4.45%,
5/19/28  565
250,000 Renesas Electronics Corp. 144A, 2.17%,
11/25/26 (a) 221
225,000 Rentokil Initial PLC , 0.50%, 10/14/28 EUR (c)
(g) 208
400,000 Rolls-Royce PLC 144A, 5.75%, 10/15/27 (a) 395
190,000 Sealed Air Corp./Sealed Air Corp. U.S. 144A,
6.13%, 2/01/28 (a) 189
200,000 Sitios Latinoamerica SAB de CV , 5.38%,
4/04/32 (g) 183
450,000 Tenet Healthcare Corp. , 6.13%, 10/01/28  429
75,000 Tenet Healthcare Corp. 144A, 6.75%,
5/15/31 (a) 75
400,000 Tesco Corporate Treasury Services PLC , 0.38%,
7/27/29 EUR (c)(g) 354
575,000 T-Mobile USA Inc. , 3.75%, 4/15/27  546
125,000 TransDigm Inc. 144A, 6.75%, 8/15/28 (a) 126
95,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 81
450,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 375
325,000 Universal Music Group NV , 3.00%, 6/30/27
EUR (c)(g) 348
250,000 Verizon Communications Inc. , 4.25%, 10/31/30
EUR (c) 280
275,000 Verizon Communications Inc. , 2.36%, 3/15/32  220
200,000 VMware Inc. , 1.80%, 8/15/28  168
325,000 WASH Multifamily Acquisition Inc. 144A,
5.75%, 4/15/26 (a) 303
277,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 238
15,251
Utility  (9%)
200,000 Aker BP ASA 144A, 6.00%, 6/13/33 (a) 201
150,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 9.00%, 11/01/27 (a) 187
195,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 5.88%, 6/30/29 (a) 176
275,000 Baytex Energy Corp. 144A, 8.50%, 4/30/30 (a) 279
425,000 Boeing Co. , 5.04%, 5/01/27  422
160,000 Civitas Resources Inc. 144A, 8.75%, 7/01/31 (a) 166
175,000 Comstock Resources Inc. 144A, 6.75%,
3/01/29 (a) 163
300,000 Consolidated Energy Finance SA 144A, 5.63%,
10/15/28 (a) 259
50,000 Earthstone Energy Holdings LLC 144A, 9.88%,
7/15/31 (a) 52

Payden Mutual Funds
Payden Managed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
275,000 Electricidad Firme de Mexico Holdings SA de
CV , 4.90%, 11/20/26 (g) $ 245
325,000 Enel Finance International NV , 3.88%, 3/09/29
EUR (c)(g) 360
250,000 Energy Transfer LP , 5.55%, 2/15/28  251
250,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA , 5.38%, 12/30/30 (g) 166
200,000 EnQuest PLC 144A, 11.63%, 11/01/27 (a) 189
225,000 Exelon Corp. , 5.15%, 3/15/28  225
275,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  271
120,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88%, 4/15/30  120
200,000 Geopark Ltd. , 5.50%, 1/17/27 (g) 172
350,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 301
278,250 Greenko Power II Ltd. , 4.30%, 12/13/28 (g) 246
709,513 India Cleantech Energy , 4.70%, 8/10/26 (g) 624
265,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(g) 248
250,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 230
200,000 Kosmos Energy Ltd. , 7.75%, 5/01/27 (g) 184
145,000 Nabors Industries Ltd. 144A, 7.50%, 1/15/28 (a) 133
160,000 ONEOK Inc. , 6.10%, 11/15/32  163
75,000 PBF Holding Co. LLC/PBF Finance Corp. ,
7.25%, 6/15/25  75
330,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  312
225,000 Petroleos Mexicanos , (3 mo. EURIBOR +
2.400%), 5.81%, 8/24/23 EUR (b)(c)(g) 247
100,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(g) 100
275,000 Petroleos Mexicanos , 8.75%, 6/02/29  251
355,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 9.00%,
10/15/26 (a) 349
1,997 Tierra Mojada Luxembourg II Sarl , 5.75%,
12/01/40 (g) 2
125,000 TransAlta Corp. , 7.75%, 11/15/29  130
350,000 TransCanada PipeLines Ltd. , 6.20%, 3/09/26  351
35,000 Valaris Ltd. 144A, 8.38%, 4/30/30 (a) 36
200,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 186
350,000 Williams Cos. Inc. , 5.40%, 3/02/26  351
8,423
Total Corporate Bond (Cost - $43,921)
43,600
Foreign Government (7%
)
200,000 Angolan Government International Bond ,
8.25%, 5/09/28 (g) 185
12,000,000 Brazil Letras do Tesouro Nacional , 13.00%,
10/01/23 BRL (c)(d) 2,485
250,000 Colombia Government International Bond ,
4.50%, 3/15/29  224
200,000 Dominican Republic International Bond , 4.88%,
9/23/32 (g) 174
300,000 Export-Import Bank of India 144A, 5.50%,
1/18/33 (a) 299
350,000 Ivory Coast Government International Bond ,
6.13%, 6/15/33 (g) 316
300,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 238
200,000 Morocco Government International Bond 144A,
6.50%, 9/08/33 (a) 207
Principal
or Shares Security Description
Value
(000)
300,000 Nigeria Government International Bond , 6.50%,
11/28/27 (g) $ 269
400,000 Oman Government International Bond , 5.63%,
1/17/28 (g) 399
200,000 Oman Government International Bond , 6.75%,
1/17/48 (g) 198
250,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (a) 251
8,100,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 406
800,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (g) 746
200,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 165
520,000 Romanian Government International Bond ,
7.13%, 1/17/33 (g) 560
Total Foreign Government (Cost - $6,902)
7,122
Mortgage Backed (17%
)
100,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.864%), 7.09%, 12/18/37 (a)(b) 96
340,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.914%), 7.14%, 10/15/36 (a)(b) 336
552,500 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.114%), 7.34%, 10/15/36 (a)(b) 545
680,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.414%), 7.64%, 10/15/36 (a)(b) 669
280,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.864%), 8.09%, 10/15/37 (a)(b) 271
377,914 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.067%), 7.29%, 5/15/38 (a)(b) 362
700,000 BX Trust 2018-GW 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.717%), 7.94%,
5/15/35 (a)(b) 684
500,000 BX Trust 2023-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
7.91%, 5/15/38 (a)(b) 501
400,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.064%),
7.29%, 2/15/38 (a)(b) 332
236,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.184%), 6.41%, 12/15/37 (a)(b) 235
440,222 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.464%), 7.69%, 6/15/34 (a)(b) 415
393,196 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.214%), 7.44%, 11/15/37 (a)(b) 388
196,598 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.880%), 8.10%, 11/15/37 (a)(b) 194
294,897 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
3.607%), 8.83%, 11/15/37 (a)(b) 289

Principal
or Shares Security Description
Value
(000)
500,000 Connecticut Avenue Securities Trust 2018-
R07 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.464%), 9.53%,
4/25/31 (a)(b) $ 531
17,988 Connecticut Avenue Securities Trust 2019-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.564%), 7.63%,
7/25/31 (a)(b) 18
1,200,000 Connecticut Avenue Securities Trust 2019-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.264%), 9.33%,
8/25/31 (a)(b) 1,255
550,000 Connecticut Avenue Securities Trust 2019-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.214%), 9.28%,
9/25/31 (a)(b) 577
607,838 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.33%,
11/25/39 (a)(b) 610
168,638 Connecticut Avenue Securities Trust 2020-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.114%), 7.18%,
1/25/40 (a)(b) 169
576,494 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.814%), 9.04%, 7/15/38 (a)(b) 555
699,334 FN MA4919 30YR , 5.50%, 2/01/53  695
696,880 FN MA4979 30YR , 5.50%, 4/01/53  692
696,239 FN MA5072 30YR , 5.50%, 7/01/53  692
254,981 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 6.37%,
2/25/42 (a)(b) 254
55,127 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.014%), 7.08%,
1/25/50 (a)(b) 55
73,366 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.964%), 7.03%,
2/25/50 (a)(b) 74
451,884 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 5.864%), 10.93%,
7/25/50 (a)(b) 491
445,210 Freddie Mac STACR REMIC Trust 2020-DNA4
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.114%), 11.18%,
8/25/50 (a)(b) 497
125,603 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 7.87%,
10/25/50 (a)(b) 127
675,000 Freddie Mac STACR Trust 2019-HRP1 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 2.364%), 7.43%, 2/25/49 (a)(b) 662
200,000 Freddie Mac STACR Trust 2019-DNA4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 2.814%), 7.88%, 10/25/49 (a)
(b) 201
Principal
or Shares Security Description
Value
(000)
246,662 Freddie Mac Structured Agency Credit Risk Debt
Notes 2015-HQA1, (U.S. Secured Overnight
Financing Rate Index 30day Average + 8.914%),
13.98%, 3/25/28 (b) $ 259
102,956 Freddie Mac Structured Agency Credit Risk
Debt Notes 2020-HQA5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.600%), 7.67%, 11/25/50 (a)(b) 105
262,500 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.664%), 6.89%, 12/15/37 (a)(b) 254
300,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.164%), 7.39%, 12/15/37 (a)(b) 289
540,634 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
3.064%), 8.29%, 3/15/38 (a)(b) 512
900,000 Palisades Center Trust 2016-PLSD 144A, 3.36%,
4/13/33 (a) 45
110,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 3.000%), 7.72%,
11/17/30 GBP (a)(b)(c) 134
278,317 SMR Mortgage Trust 2022-IND 144A, (1 mo.
Term Secured Overnight Financing Rate +
6.000%), 11.22%, 2/15/39 (a)(b) 260
778,920 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.514%), 7.58%, 2/25/47 (a)(b) 792
377,541 TPGI Trust 2021-DGWD 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.464%),
7.68%, 6/15/26 (a)(b) 361
261,551 TTAN 2021-MHC 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.514%), 7.74%,
3/15/38 (a)(b) 252
400,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.822%), 7.04%, 12/15/34 (a)
(b) 359
8,028,253 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.92%, 8/15/51 (i) 198
Total Mortgage Backed (Cost - $18,352)
17,292
U.S. Treasury (1%
)
600,000 U.S. Treasury Bill, 4.94%, 10/12/23 (d)
(Cost - $594) 594
Stocks (1%)
Common Stock (0%
)
10 Juniper Receivables DAC 2023-1 DAC (j)
(Cost - $475)
443
Preferred Stock (1%
)
50 Chase Auto Owner Trust,  0.00% 676
1 Juniper Receivables DAC,  0.00% 337
Total Preferred Stock
(Cost -
$1,248
) 1,013
Total Stocks (Cost - $1,723) 1,456
Investment Company (1%
)
880,354 Payden Cash Reserves Money Market Fund *
(Cost - $880)
880
Purchase Options  (0%
)
Total Purchase Options (Cost - $23) 13
Total Investments (Cost - $100,258) (98%)
98,040
Other Assets, net of Liabilities (2%)
1,547
Net Assets (100%) $ 99,587

Payden Mutual Funds
Payden Managed Income Fund
continued
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
(f) Perpetual security with no stated maturity date.
(g) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(h) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $196 and the total market value of the collateral held by the Fund is $205. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Non-income producing
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
iShares iBoxx High Yield Corporate Bond ETF 670 $ 11 $ 73 09/15/2023 $ 13 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 800
USD  881 Citibank, N.A. 09/20/2023 $ 1
MYR 2,440
USD  532 Barclays Bank PLC 09/21/2023 11
USD 520
AUD  768 Citibank, N.A. 08/23/2023 4
USD 203
CLP  166,400 Citibank, N.A. 08/23/2023 5
USD 1,031
AUD  1,532 HSBC Bank USA, N.A. 08/23/2023 1
USD 1,049
EUR  945 HSBC Bank USA, N.A. 08/23/2023 8
30
Liabilities:
CLP 166,400 USD  207 Citibank, N.A. 08/23/2023 (10)
CZK 3,270 USD  152 HSBC Bank USA, N.A. 08/22/2023 (2)
EUR 945 USD  1,043 HSBC Bank USA, N.A. 08/23/2023 (3)
GBP 813 USD  1,044 HSBC Bank USA, N.A. 08/23/2023 –
JPY 68,600 USD  494 Citibank, N.A. 08/23/2023 (10)
USD 538 MYR  2,440 Barclays Bank PLC 09/21/2023 (5)
USD 5,053 EUR  4,658 Citibank, N.A. 09/20/2023 (81)
USD 888 ZAR  16,030 Citibank, N.A. 09/21/2023 (4)
USD 2,379 BRL  11,604 Citibank, N.A. 09/27/2023 (51)
USD 149 CZK  3,270 HSBC Bank USA, N.A. 08/22/2023 (1)
USD 1,040 GBP  813 HSBC Bank USA, N.A. 08/23/2023 (4)
USD 278 CAD  370 HSBC Bank USA, N.A. 09/20/2023 (3)
USD 606 GBP  481 HSBC Bank USA, N.A. 09/20/2023 (11)
ZAR 8,351 USD  466 Citibank, N.A. 09/21/2023 (1)
(186)
Net Unrealized Appreciation (Depreciation)
$(156)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Long Gilt Future 11 Sep-23 $ 1,357 $ 17 $ 17
U.S. Treasury 2-Year Note Future 62 Sep-23 12,588 (21) (21)
a a
(4)
Short Contracts:
Euro-Bobl Future 17 Sep-23 (2,166) 2 2
Euro-Bund Future 8 Sep-23 (1,170) 13 13
Euro-Schatz Future 3 Sep-23 (347) 2 2
U.S. Long Bond Future 1 Sep-23 (124) 1 1
U.S. Treasury 10-Year Note Future 42 Sep-23 (4,679) 70 70
U.S. Treasury 10-Year Ultra Future 25 Sep-23 (2,925) 46 46
U.S. Treasury 5-Year Note Future 92 Sep-23 (9,827) 34 34
U.S. Ultra Bond Future 1 Sep-23 (132) — –
a a

Total Futures
$164
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 40 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2028 USD 4,500 $(184) $(91) $(93)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 06/20/2028 EUR 4,750 (277) (108) (169)
$(461) $(199) $(262)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year SOFR Swap, Receive Fixed 1.517% Annually, Pay
Variable 5.31% (SOFRRATE) Annually 03/03/2032 USD 2,413 $(422) $– $(422)
10-Year SOFR Swap, Receive Fixed 1.615% Annually, Pay
Variable 5.31% (SOFRRATE) Annually 03/04/2032 USD 1,207 (202) – (202)
$(624) $– $(624)